                             Janus Investment Fund
                            Janus Money Market Fund
                       Janus Government Money Market Fund
                              Institutional Shares
                                 Service Shares

                       Supplement dated February 20, 2007
                      to Currently Effective Prospectuses

At a Special Meeting of Shareholders of Janus Money Market Fund and Janus Government Money Market Fund held on February 16, 2007, shareholders approved an Agreement and Plan of Reorganization which results in the transfer of the assets and liabilities relating to the Institutional Shares and Service Shares classes of Janus Money Market Fund to corresponding classes of Janus Institutional Money Market Fund and the Institutional Shares and Service Shares classes of Janus Government Money Market Fund to corresponding classes of Janus Institutional Government Money Market Fund, effective on February 23, 2007.

Effective February 23, 2007, the Institutional Shares and Service Shares classes of Janus Money Market Fund and the Institutional Shares and Service Shares classes of Janus Government Money Market Fund are no longer available for purchase after close of business on February 23, 2007. All references to Institutional Shares and Service Shares of Janus Money Market Fund and Janus Government Money Market Fund within the Prospectus are hereby deleted as of February 23, 2007.

                             Janus Investment Fund
                     Janus Institutional Cash Reserves Fund

                       Supplement dated February 20, 2007
                       to Currently Effective Prospectus

Effective February 23, 2007, Janus Institutional Cash Reserves Fund will transfer all of its assets and liabilities to the Institutional Shares class of Janus Institutional Cash Management Fund, and therefore is no longer available for purchase after close of business on February 23, 2007. All references to Janus Institutional Cash Reserves Fund within the Prospectus are hereby deleted as of February 23, 2007.

                             Janus Investment Fund
                            Janus Money Market Fund
                       Janus Government Money Market Fund
                              Institutional Shares
                                 Service Shares

                       Supplement dated February 20, 2007
           to Currently Effective Statement of Additional Information

At a Special Meeting of Shareholders of Janus Money Market Fund and Janus Government Money Market Fund held on February 16, 2007, shareholders approved an Agreement and Plan of Reorganization which results in the transfer of the assets and liabilities relating to the Institutional Shares and Service Shares classes of Janus Money Market Fund to corresponding classes of Janus Institutional Money Market Fund and the Institutional Shares and Service Shares classes of Janus Government Money Market Fund to corresponding classes of Janus Institutional Government Money Market Fund, effective on February 23, 2007.

Effective February 23, 2007, the Institutional Shares and Service Shares classes of Janus Money Market Fund and the Institutional Shares and Service Shares classes of Janus Government Money Market Fund are no longer available for purchase after close of business on February 23, 2007. All references to Institutional Shares and Service Shares of Janus Money Market Fund and Janus Government Money Market Fund within the Statement of Additional Information are hereby deleted as of February 23, 2007.

                             Janus Investment Fund
                     Janus Institutional Cash Reserves Fund

                       Supplement dated February 20, 2007
           To Currently Effective Statement of Additional Information

Effective February 23, 2007, Janus Institutional Cash Reserves Fund will transfer all of its assets and liabilities to the Institutional Shares class of Janus Institutional Cash Management Fund, and therefore is no longer available for purchase after close of business on February 23, 2007. All references to Janus Institutional Cash Reserves Fund within the Statement of Additional Information are hereby deleted as of February 23, 2007.